Sales of goods (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue [abstract]
Cement, concrete and blocks	S/ 1,076,648	S/ 1,103,426	S/ 1,089,232
Building materials	66,442	59,888	75,565
Quicklime	80,707	75,090	64,140
Other	1,842	1,765	2,078
Stotal sales of goods	S/ 1,225,639	S/ 1,240,169	S/ 1,231,015